Product Sales	12 Months Ended
Jul. 01, 2018
Segment Reporting [Abstract]
Product Sales

PRODUCT SALES

Sales by product group were as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 1, 2018		July 2, 2017		July 3, 2016
	Net Sales	%	Net Sales	%	Net Sales	%
Keys & locksets	$118,256	27%	$114,938	28%	$113,765	28%
Door handles & exterior trim	88,788	20	67,722	16	61,376	15
Power access	86,380	20	84,457	20	83,747	21
Driver controls	51,817	12	56,983	14	55,955	14
Aftermarket & OE service	43,311	10	47,216	11	48,200	12
Latches	42,381	9	35,307	8	28,023	7
Other	8,262	2	10,702	3	10,353	3
	$439,195	100%	$417,325	100%	$401,419	100%